COMMON STOCK	12 Months Ended
Dec. 31, 2022
ORDINARY SHARES
ORDINARY SHARES

23.COMMON STOCK

	As at 31	As at 31
	December 2022	December 2021
	£’000	£’000
Ordinary share capital
Issued and fully paid
468,082,335 Ordinary Shares of £0.001 each	468	303
Issued in the period
9,742,831 Ordinary Shares of £0.001 each	10	165
Fully paid not yet issued
Ordinary Shares of £0.001 each	—	—
477,825,166 Ordinary Shares of £0.001 each	478	468

Additional paid-in capital
At beginning of the period	139,581	1,540
Cancelled during the period	—	—
Issued in the period	4,167	150,977
Issue costs	—	(12,936)
Fully paid not yet issued	—	—
At the end of period	143,748	139,581